Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan provides for various investment options. Investments are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.